ProShares Nasdaq-100 Income Accelerator ETF Expense Example - ProShares Nasdaq-100 Income Accelerator ETF - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	$ 230